LONG-TERM OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
LONG-TERM OBLIGATIONS	LONG-TERM OBLIGATIONS The components of long-term obligations at December 31 were as follows:

	2017	2016
Accrued royalties	$24,318	$22,763
Other	12,319	9,891
	$36,637	$32,654